Operating lease and other commitments (Details)	9 Months Ended
Sep. 30, 2020 USD ($)
Operating lease right-of-use assets, beginning balance	$ 135,541
Operating lease right-of-use assets, Renewed office lease	144,169
Operating lease right-of-use assets, accumulated amortization	(192,118)
Operating lease right-of-use assets, ending balance	$ 87,592